Income Taxes - Components of Net Income Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Components Of Net Income Before Income Taxes [Line Items]
Net income before income taxes	$ 911,365	$ 969,310	$ 770,614
Bermuda
Components Of Net Income Before Income Taxes [Line Items]
Net income before income taxes	0	0	0
Foreign - Other
Components Of Net Income Before Income Taxes [Line Items]
Net income before income taxes	$ 911,365	$ 969,310	$ 770,614